Goodwill and Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Cost	$ 13,631,000	$ 13,631,000
Accumulated Amortization	(12,816,000)	(12,107,000)
Net	815,000	1,524,000
Estimated minimum useful lives of intangible assets (in years)	2
Estimated maximum useful lives of intangible assets (in years)	10
Amortization expenses related to intangible assets	700,000	3,300,000	4,400,000
Estimated amortization expenses
2012	134,000
2013	45,000
2014	45,000
2015	45,000
Thereafter	224,000
Total expected amortization expense	493,000
Technology
Intangible assets
Cost	11,012,000	11,012,000
Accumulated Amortization	(10,923,000)	(10,567,000)
Net	89,000	445,000
Estimated minimum useful lives of intangible assets (in years)	2
Estimated maximum useful lives of intangible assets (in years)	10
Software
Intangible assets
Cost	1,844,000	1,844,000
Accumulated Amortization	(1,844,000)	(1,536,000)
Net		308,000
Estimated minimum useful lives of intangible assets (in years)	2
Estimated maximum useful lives of intangible assets (in years)	10
Other
Intangible assets
Cost	775,000	775,000
Accumulated Amortization	(49,000)	(4,000)
Net	$ 726,000	$ 771,000